UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

           Read instructions at the end of Form before preparing Form.


1.       Name and Address of issuer:

         First Investors High Yield Fund, Inc.
         95 Wall Street
         New York, NY 10005



2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series or classes): [X]




3.       Investment Company Act File Number:  811-4674

         Securities Act File Number:  33-4935


4(a).    Last day of fiscal year for which this Form is filed: 12/31/97




4(b).    [  ]  Check  box  if  this Form is being filed late (i.e., more than 90 calendar  days after the end of the issuer's fiscal year).
               (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


 4(c).   [  ]  Check box if this is the last time the issuer will be filing this
               Form.

5. Calculation of registration fee:

(i)     Aggregate  sale price of  securities  sold  during the
        fiscal year pursuant to section 24(f):
                                                                  $34,592,204.00
                                                                  --------------

(ii)    Aggregate price of securities  redeemed or repurchased
        during the fiscal year:
                                                     $26,460,575.00
                                                     --------------

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
                                                     $-0-
                                                     --------------

(iv)    Total  available  redemption  credits [add Items 5(ii)
        and 5(iii)]:
                                                                  $26,460,575.00
                                                                  --------------

(v)     Net sales -- if Item 5(i) is  greater  than Item 5(iv)
        [subtract Item 5(iv) from Item 5(i)]:
                                                                  $ 8,131,829.00
                                                                  --------------
(vi)    Redemption  credits  available for use in future years
        if Item 5(i) is less than Item  5(iv)  [subtract  Item
        5(iv) from Item 5(i)]:
                                                     $-0-
                                                     --------------

(vii)   Multiplier  for  determining   registration  fee  (See
        Instruction C.9):
                                                                  X .000295
                                                                  --------------

(viii)  Registration  fee  due  [multiply  Item  5(v)  by Item
        5(vii)] (enter "0" if no fee is due):
                                                                  =$2,398.89
                                                                  ==============

6.      Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See instruction D):

                                                                  +$-0-
                                                                  -------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                  =$ 2,398.89
                                                                  =============

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 25, 1998
                                    Method of delivery:
                                                       [X] Wire Transfer
                                                       [ ] Mail or other means

                                   SIGNATURES


This report has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated.






By /s/ C. Durso
   -------------------------------------
    C. Durso,
    Vice President and Secretary



Date:  March 25, 1998